Income Taxes (Income tax losses carried forward) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 1,329,261,000	$ 1,083,848,000
Unused tax loss carry forward	2,171,825,000	$ 2,177,025,000
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	503,618,000
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	561,739,000
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	1,106,468,000
Unused tax expiry 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	14,720,000
Unused tax expiry 2026 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2026 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2026 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	14,720,000
Unused tax expiry 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	243,000
Unused tax expiry 2027 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2027 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2027 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	243,000
Unused tax expiry 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	63,000
Unused tax expiry 2028 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2028 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2028 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	63,000
Unused tax expiry 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	12,672,000
Unused tax expiry 2029 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	47,000
Unused tax expiry 2029 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2029 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	12,625,000
Unused tax expiry 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	21,768,000
Unused tax expiry 2031 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2031 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	21,768,000
Unused tax expiry 2031 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	23,716,000
Unused tax expiry 2032 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	272,000
Unused tax expiry 2032 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	23,444,000
Unused tax expiry 2032 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	36,033,000
Unused tax expiry 2033 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2033 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	36,033,000
Unused tax expiry 2033 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	21,250,000
Unused tax expiry 2034 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2034 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	16,724,000
Unused tax expiry 2034 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	4,526,000
Unused tax expiry 2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	297,377,000
Unused tax expiry 2035 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	282,522,000
Unused tax expiry 2035 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	7,622,000
Unused tax expiry 2035 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	7,233,000
Unused tax expiry 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	262,910,000
Unused tax expiry 2036 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	210,591,000
Unused tax expiry 2036 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	46,621,000
Unused tax expiry 2036 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	5,698,000
Unused tax expiry 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	37,933,000
Unused tax expiry 2037 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	27,000
Unused tax expiry 2037 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	34,921,000
Unused tax expiry 2037 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	2,985,000
Unused tax expiry 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	38,480,000
Unused tax expiry 2038 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	500,000
Unused tax expiry 2038 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	37,660,000
Unused tax expiry 2038 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	320,000
Unused tax expiry 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	35,888,000
Unused tax expiry 2039 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	6,423,000
Unused tax expiry 2039 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	29,130,000
Unused tax expiry 2039 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	335,000
Unused tax expiry 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	58,885,000
Unused tax expiry 2040 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	3,110,000
Unused tax expiry 2040 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	55,775,000
Unused tax expiry 2040 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	229,541,000
Unused tax expiry 2041 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	77,000
Unused tax expiry 2041 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	229,464,000
Unused tax expiry 2041 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2042 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	22,626,000
Unused tax expiry 2042 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	49,000
Unused tax expiry 2042 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	22,577,000
Unused tax expiry 2042 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry no expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	1,057,720,000
Unused tax expiry no expiry [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry no expiry [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry no expiry [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	$ 1,057,720,000